General information and reorganization transactions	12 Months Ended
Mar. 31, 2023
Disclosure of reclassifications or changes in presentation [abstract]
General information and reorganization transactions

Note 1 — General information and reorganization transactions

Virax Biolabs Group Limited and its subsidiaries (the “Company”) is a global innovative biotechnology company focused on the prevention, detection, diagnosis, and risk management of viral diseases with a particular interest in the field of T-Cells in Vitro Diagnostics. The Company is a Cayman Islands company, with operations in the United Kingdom and Hong Kong, with operating subsidiaries in the US, Singapore, China and British Virgin Islands and has been operating since 2013. The Company is in the process of developing and manufacturing tests that can predict adaptive immunity to viral diseases. The Company's mission is to protect people from viral diseases through the provision of diagnostic tests, tests for adaptive immunity, and education through a wellness mobile application which could allow people to make informed decisions regarding their viral risks.

Virax Biolabs Group Limited (“Virax Cayman”) — Virax Biolabs Group Limited is a Cayman Islands exempted company incorporated on September 2, 2021.

Virax Biolabs (UK) Limited (“Virax UK”) — Virax Biolabs (UK) Limited was incorporated on August 19, 2021 under the laws of the United Kingdom, a wholly-owned subsidiary of the Company and structured as a holding company.

Virax Biolabs Limited (“HKCo” or formerly known as Shanghai Biotechnology Devices Ltd.) — Virax Biolabs Limited, incorporated on April 14, 2020, under the laws of Hong Kong, was previously named as “Shanghai Biotechnology Devices Limited” and effected a name change to “Virax Biolabs Limited” on July 12, 2021. Virax Biolabs Limited, our wholly owned Hong Kong subsidiary, serves as a holding company of certain intellectual property rights used by the Company.

ViraxImmune T- Cell Medical Device Company Limited (“ViraxImmune T-Cell”) — ViraxImmune T-Cell Medical Device Company Limited, a wholly-owned subsidiary of HKCo, incorporated on January 16, 2017, under the laws of Hong Kong, was previously named as “Stork Nutrition Asia Limited” and effected a name change to “ViraxImmune T-Cell Medical Device Company Limited” on September 10, 2021. It is primarily engaged in the research and development of T-Cell blood analysis and has intellectual property rights to ViraxImmune Technology.

Virax Biolabs Pte. Limited (“SingaporeCo”) — Virax Biolabs Pte. Limited, incorporated on May 4, 2013 under the laws of Singapore, was previously named as “Natural Source Group Pte. Limited” and effected a name change to “Virax Biolabs Pte. Limited” on July 2, 2021. 95.65% of its capital stock is owned by Virax Biolabs Limited and the remaining 4.35% by independent third-party shareholders. It is our main operating company, primarily engaged in the trading and sales of our products and running day to day operations.

Logico Bioproduct Corp. (“Logico BVI”) — Logico Bioproducts Corp., a wholly-owned subsidiary of SingaporeCo, is a limited liability company incorporated in the British Virgin Islands on January 21, 2011 and is primarily engaged in the trading and sales of our products.

Shanghai Xitu Consulting Co., Limited (“Shanghai Xitu”) — Shanghai Xitu, a wholly-owned subsidiary of Logico BVI and a wholly foreign owned enterprise, is a limited liability company incorporated on October 27, 2017, in China. Shanghai Xitu is primarily engaged in procurement, warehousing, product development, and staffing management.

Virax Biolabs USA Management, Inc. — Virax Biolabs USA Management, Inc. was incorporated on August 1, 2022 under the laws of the United States, a wholly-owned subsidiary of Virax Cayman and structured as a management company for operations within the United States.

These financial statements are presented in US dollars.

Going concern

As of March 31, 2023, and 2022, the Company had an accumulated deficit of $11,794,460 and $6,336,966 and net loss of $5,457,763 and $1,749,870 respectively. For the fiscal year ended March 31, 2023, the Company's resources were directed to completing its IPO, and to further research and development for ViraxImmune.

Since March 31, 2022, we have raised $13,688,952 from the IPO and the November 8, 2022 Securities Purchase Agreement and the March 8, 2023 March Securities Purchase Agreement. As a result, we have adequate capital resources to meet our working capital requirements and management believes the Company has alleviated the going concern.

We will require substantial additional funding to commercialize ViraxImmune and will require additional development time and resources before we would be begin generating revenue from product sales. We expect to continue to incur losses for the foreseeable future, and we anticipate these losses will increase substantially as we conduct our ongoing and further preclinical studies and clinical trials for our ViraxImmune products, the development of ViraxImmune’s mobile application, continue our research and development activities, and seek obtain product certification approvals in the territories we have identified, as well as hire additional personnel, obtain and protect our intellectual property and incur additional costs for commercialization or to expand our pipeline of product candidates.